Significant accounting policies - Revenue, Share-based payments and Earnings Per Share (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2022 USD ($)	Nov. 02, 2021	Jun. 30, 2021 USD ($)	Jul. 01, 2020 USD ($)	Jun. 30, 2020 USD ($)
Significant accounting policies
Current contract assets	$ 1,225		$ 740	$ 474	$ 474
Long term contract assets	$ 2,567		$ 854	$ 320	$ 320
Vesting percentage of options on the first anniversary of the grant	25.00%
Periodic vesting period for remaining percentage of options until the fifth anniversary of the commencement date	3 months
Share consolidation ratio, maximum		7